Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2021
Entity File Number	001-40277
Entity Registrant Name	Olink Holding AB (publ)
Entity Incorporation, State or Country Code	V7
Entity Address, Address Line One	Uppsala Science Park
Entity Address, City or Town	Uppsala
Entity Address, Country	SE
Entity Address, Postal Zip Code	751 83
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Entity Shell Company	false
Entity Central Index Key	0001835539
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	Öhrlings PricewaterhouseCoopers AB
Auditor Location	Stockholm, Sweden
Auditor Firm ID	1419
Common Shares
Document Information [Line Items]
Title of 12(b) Security	Common Shares, quota value SEC 2.431906612358035 per share*
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
ADS
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing one common share, quota value SEC 2.431906612358035 per share
Trading Symbol	OLK
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	119,007,062
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Uppsala Science Park
Entity Address, City or Town	Uppsala
Contact Personnel Name	Oskar Hjelm, Chief Financial Officer
Entity Address, Country	SE
Entity Address, Postal Zip Code	751 83
City Area Code	+46 (0) 18
Local Phone Number	444 39 72
Contact Personnel Email Address	oskar.hjelm@olink.com
Other Address [Member]
Document Information [Line Items]
Entity Address State Or Province	MA
Entity Address, Address Line One	130 Turner St. Building 2, Suite 230
Entity Address, City or Town	Waltham
Contact Personnel Name	Olink Proteomics Inc.
Entity Address, Country	US
Entity Address, Postal Zip Code	02453
City Area Code	617
Local Phone Number	393-3933